Property Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Cost
Beginning balance		$ 5,971		$ 2,486
Additions		1,752		3,622
Reclassification
Disposals		(1,044)		(137)
Ending balance		6,679		5,971
Depreciation accrued
Beginning balance		799		261
Additions		1,186		589
Reclassification
Disposals		(506)		(51)
Ending balance		1,479		799
Carrying amount
Property plant and equipment, net	[1]	5,200		5,172
Machinery and equipment [Member]
Cost
Beginning balance		3,427		922
Additions		1,551		1,854
Reclassification				700
Disposals		(846)		(49)
Ending balance		4,132		3,427
Depreciation accrued
Beginning balance		404		86
Additions		855		314
Reclassification				10
Disposals		(467)		(6)
Ending balance		792		404
Carrying amount
Property plant and equipment, net		3,340		3,023
Computers [Member]
Cost
Beginning balance		416		350
Additions		61		70
Reclassification
Disposals		(6)		(4)
Ending balance		471		416
Depreciation accrued
Beginning balance		256		129
Additions		112		130
Reclassification				1
Disposals		(3)		(4)
Ending balance		365		256
Carrying amount
Property plant and equipment, net		106		160
Office furniture and equipment [Member]
Cost
Beginning balance		151		135
Additions		7		8
Reclassification				14
Disposals				(6)
Ending balance		158		151
Depreciation accrued
Beginning balance		23		10
Additions		14		13
Reclassification				1
Disposals				(1)
Ending balance		37		23
Carrying amount
Property plant and equipment, net		121		128
Leasehold improvements [Member]
Cost
Beginning balance		1,676		269
Additions		43		1,407
Reclassification
Disposals
Ending balance		1,719		1,676
Depreciation accrued
Beginning balance		76		22
Additions		162		54
Reclassification
Disposals
Ending balance		238		76
Carrying amount
Property plant and equipment, net		1,481		1,600
Printers leased to clients [Member]
Cost
Beginning balance		301		383
Additions		90		283
Reclassification				(287)
Disposals		(192)		(78)
Ending balance		199		301
Depreciation accrued
Beginning balance		40		14
Additions		43		78
Reclassification				(12)
Disposals		(36)		(40)
Ending balance		47		40
Carrying amount
Property plant and equipment, net		152		261
Raw Materials [Member]
Cost
Beginning balance	[2]			427
Additions					[2]
Reclassification	[2]			(427)
Disposals			[3]		[2]
Ending balance			[3]		[2]
Depreciation accrued
Beginning balance	[2]
Additions			[3]		[2]
Reclassification	[2]
Disposals			[3]		[2]
Ending balance			[3]		[2]
Carrying amount
Property plant and equipment, net			[3]		[2]

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.
[2]	During the year ended December 31, 2016, the Group acquired raw materials for the building of its 3D printers, with the intention of leasing those printers to clients as a part of the Company's beta plan. In 2017 the Company utilized the raw materials.
[3]	During the year ended December 31, 2016, the Group acquired raw materials for the building of its 3D printers, with the intention of leasing thoseprinters to clients as a part of the Company's beta plan. In 2017 the Company utilized the raw materials.